UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2013

Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall, 4 stars for the three and five year periods and 5 stars for the ten year period ended June 30, 2013 among 1,381, 1,381, 1,254, and 774 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 13.6% compared with an increase of 13.8% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since Inception (3/3/86)
	Six Months	1 Year	5 Year	10 Year
Class AAA (GABAX)	13.59%	24.45%	8.25%	9.90%	12.30%
S&P 500 Index	13.82	20.60	7.01	7.30	9.94(d)
Dow Jones Industrial Average	15.22	18.82	8.61	7.92	11.14(d)
Nasdaq Composite Index	13.41	17.87	9.47	8.83	8.43(d)
Class A (GATAX)	13.59	24.45	8.25	9.90	12.30
With sales charge (b)	7.06	17.29	6.98	9.25	12.05
Class C (GATCX)	13.18	23.53	7.46	9.13	12.01
With contingent deferred sales charge (c)	12.18	22.53	7.46	9.13	12.01
Class I (GABIX)	13.74	24.77	8.52	10.05	12.36

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 15 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

  (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

  (b) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

  (c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

  (d) The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of
 February 28, 1986.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,135.90	1.36%	$ 7.20
Class A	$1,000.00	$1,135.90	1.36%	$ 7.20
Class C	$1,000.00	$1,131.80	2.11%	$11.15
Class I	$1,000.00	$1,137.40	1.11%	$ 5.88
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$ 6.80
Class A	$1,000.00	$1,018.05	1.36%	$ 6.80
Class C	$1,000.00	$1,014.33	2.11%	$10.54
Class I	$1,000.00	$1,019.29	1.11%	$ 5.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The Gabelli Asset Fund

Food and Beverage	12.8%
Financial Services	8.0%
Equipment and Supplies	7.5%
Cable and Satellite	7.5%
Energy and Utilities	6.7%
Health Care	4.9%
Consumer Products	4.8%
Entertainment	4.5%
Diversified Industrial	4.4%
Automotive: Parts and Accessories	3.7%
Machinery	3.4%
Publishing	3.1%
Aviation: Parts and Services	2.8%
Retail	2.6%
Business Services	2.3%
Telecommunications	2.3%
Aerospace	1.9%
Metals and Mining	1.9%
Consumer Services	1.9%
Broadcasting	1.7%
Hotels and Gaming	1.6%
Computer Software and Services	1.3%

Environmental Services	1.3%
Specialty Chemicals	1.2%
U.S. Government Obligations	1.1%
Automotive	0.9%
Agriculture	0.8%
Electronics	0.7%
Wireless Communications	0.7%
Transportation	0.5%
Building and Construction	0.3%
Communications Equipment	0.3%
Real Estate	0.3%
Real Estate Investment Trusts	0.1%
Home Furnishings	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-End Funds	0.0%
Airlines	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	(0.0)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.8%
	Aerospace — 1.9%
660,000	Exelis Inc.	$3,153,567	$9,101,400
5,000	Lockheed Martin Corp.	147,750	542,300
8,000	Northrop Grumman Corp.	357,650	662,400
2,175,000	Rolls-Royce Holdings plc	16,260,973	37,513,693
258,825,000	Rolls-Royce Holdings plc, Cl. C†(a)	395,630	393,662
131,000	The Boeing Co.	6,805,117	13,419,640

		27,120,687	61,633,095

	Agriculture — 0.8%
450,000	Archer Daniels Midland Co.	5,847,771	15,259,500
69,058	Monsanto Co.	1,246,331	6,822,930
9,000	Potash Corp of Saskatchewan Inc.	41,185	343,170
29,000	The Mosaic Co.	500,160	1,560,490

		7,635,447	23,986,090

	Airlines — 0.0%
100,000	AMR Corp.†	36,420	403,000

	Automotive — 0.9%
280,000	Fiat Industrial SpA	2,940,908	3,121,600
310,000	Ford Motor Co.	3,928,799	4,795,700
531,000	Navistar International Corp.†	11,450,408	14,740,560
100,000	PACCAR Inc.	515,101	5,366,000
3,200	Volkswagen AG	128,709	623,747

		18,963,925	28,647,607

	Automotive: Parts and Accessories — 3.7%
125,000	BorgWarner Inc.†	1,132,247	10,768,750
350,000	Brembo SpA	3,995,221	6,245,932
101,000	CLARCOR Inc.	644,467	5,273,210
409,000	Dana Holding Corp.	3,286,518	7,877,340
75,073	Federal-Mogul Corp.†	1,317,609	766,495
545,000	Genuine Parts Co.	15,155,769	42,548,150
415,000	Johnson Controls Inc.	4,301,297	14,852,850
115,000	Modine Manufacturing Co.†	1,174,864	1,251,200
140,000	O’Reilly Automotive Inc.†	3,311,255	15,766,800
90,000	Standard Motor Products Inc.	794,298	3,090,600
165,000	Superior Industries International Inc.	3,288,572	2,839,650
94,000	Tenneco Inc.†	2,432,838	4,256,320
20,000	The Pep Boys - Manny, Moe & Jack†	187,202	231,600

		41,022,157	115,768,897

	Aviation: Parts and Services — 2.8%
1,075,000	BBA Aviation plc	2,639,548	4,579,722
460,000	Curtiss-Wright Corp.	3,191,744	17,047,600
580,000	GenCorp Inc.†	1,952,181	9,430,800
115,000	Kaman Corp.	1,720,172	3,974,400
241,000	Precision Castparts Corp.	2,418,921	54,468,410

Shares			Cost	Market Value
12,000		Woodward Inc.	$426,301	$480,000

			12,348,867	89,980,932

		Broadcasting — 1.7%
315,000		CBS Corp., Cl. A, Voting	3,337,107	15,375,150
18,000		Cogeco Inc.	342,646	718,836
13,334		Corus Entertainment Inc., Cl. B, Non-Voting, Toronto	21,662	305,552
26,666		Corus Entertainment Inc., Cl. B, OTC	43,320	613,051
106,000		Fisher Communications Inc.	3,691,584	4,354,480
206,500		Liberty Media Corp., Cl. A†	575,117	26,175,940
108,000		LIN TV Corp., Cl. A†	869,860	1,652,400
12,000		Naspers Ltd., Cl. N	472,418	886,187
390,000		Television Broadcasts Ltd.	1,776,461	2,680,101
50,000		Tokyo Broadcasting System Holdings Inc.	726,526	675,539

			11,856,701	53,437,236

		Building and Construction — 0.3%
208,000		Fortune Brands Home & Security Inc.	2,836,816	8,057,920
48,043		Layne Christensen Co.†	987,452	937,319

			3,824,268	8,995,239

		Business Services — 2.3%
153,000		ACCO Brands Corp.†	986,962	973,080
38,000		Ascent Capital Group Inc., Cl. A†	673,653	2,966,660
56,100		Blucora Inc.†	820,463	1,040,094
240,000		Clear Channel Outdoor Holdings Inc., Cl. A†	1,419,864	1,790,400
15,080	(b)	Contax Participacoes SA, Preference†	30,974	137,801
182,000		Ecolab Inc.	1,658,104	15,504,580
15,000		Edenred	273,621	458,829
1,000		Equinix Inc.†	82,823	184,720
70,320		Fly Leasing Ltd., ADR	868,641	1,184,892
60,000		Landauer Inc.	370,683	2,898,600
380,000		Live Nation Entertainment Inc.†	3,996,984	5,890,000
72,000		Macquarie Infrastructure Co. LLC	2,583,454	3,848,400
24,800		MasterCard Inc., Cl. A	1,753,412	14,247,600
5,000		Mohawk Industries Inc.†	317,604	562,450
40,000		Monster Worldwide Inc.†	737,770	196,400
1,600		MSC Industrial Direct Co. Inc., Cl. A	112,443	123,936
190,000		The Brink’s Co.	5,341,417	4,846,900
895,000		The Interpublic Group of Companies Inc.	7,711,834	13,022,250

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
17,500	Visa Inc., Cl. A	$913,361	$3,198,125

		30,654,067	73,075,717

	Cable and Satellite — 7.5%
352,500	AMC Networks Inc., Cl. A†	619,951	23,057,025
1,841,000	Cablevision Systems Corp., Cl. A	3,462,997	30,965,620
6,000	Charter Communications Inc., Cl. A†	298,565	743,100
160,000	Comcast Corp., Cl. A	2,208,213	6,700,800
315,000	Comcast Corp., Cl. A, Special	6,460,189	12,496,050
31,000	DigitalGlobe Inc.†	567,756	961,310
826,002	DIRECTV†	7,771,023	50,898,244
352,000	DISH Network Corp., Cl. A	7,552,998	14,967,040
106,000	EchoStar Corp., Cl. A†	3,134,675	4,145,660
160,000	Liberty Global plc, Cl. A†	1,289,523	11,852,800
218,000	Liberty Global plc, Cl. C†	3,620,683	14,800,020
933,000	Rogers Communications Inc., New York, Cl. B	5,477,668	36,573,600
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	1,958,734
227,000	Scripps Networks Interactive Inc., Cl. A	7,578,438	15,154,520
140,000	Shaw Communications Inc., New York, Cl. B	271,864	3,364,200
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,879,909
54,000	Time Warner Cable Inc.	2,425,201	6,073,920

		53,134,517	237,592,552

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	975,443	1,211,587

	Communications Equipment — 0.3%
600,000	Corning Inc.	4,846,048	8,538,000
4,000	Motorola Solutions Inc.	223,355	230,920

		5,069,403	8,768,920

	Computer Hardware — 0.0%
3,000	Wincor Nixdorf AG	153,769	162,679

	Computer Software and Services — 1.3%
240,000	Diebold Inc.	8,237,497	8,085,600
8,000	DST Systems Inc.	530,339	522,640
80,000	EarthLink Inc.	591,716	496,800
65,000	eBay Inc.†	1,950,447	3,361,800
64,000	Fidelity National Information Services Inc.	1,197,599	2,741,760
1,400	Google Inc., Cl. A†	819,873	1,232,518
35,000	Guidance Software Inc.†	292,804	305,900
172,000	Internap Network Services Corp.†	1,173,213	1,422,440

Shares		Cost	Market Value
17,000	InterXion Holding NV†	$235,710	$444,210
30,000	MedAssets Inc.†	531,888	532,200
55,000	Microsoft Corp.	1,574,896	1,899,150
95,000	NCR Corp.†	1,452,208	3,134,050
100,000	RealD Inc.†	1,149,816	1,390,000
100,000	Rockwell Automation Inc.	3,586,878	8,314,000
334,000	Yahoo! Inc.†	6,568,265	8,386,740

		29,893,149	42,269,808

	Consumer Products — 4.8%
35,000	Altria Group Inc.	525,685	1,224,650
138,000	Avon Products Inc.	3,090,452	2,902,140
30,000	Brunswick Corp.	735,843	958,500
11,000	Christian Dior SA	307,335	1,775,441
404,000	Church & Dwight Co. Inc.	1,301,796	24,930,840
70,800	Coty Inc., Cl. A†	1,209,357	1,216,344
269,000	Energizer Holdings Inc.	6,456,944	27,037,190
3,400	Givaudan SA	1,182,809	4,387,910
34,000	Harley-Davidson Inc.	85,637	1,863,880
20,000	Kimberly-Clark Corp.	1,186,368	1,942,800
14,000	Mattel Inc.	252,700	634,340
12,000	National Presto Industries Inc.	363,340	864,360
25,000	Philip Morris International Inc.	950,939	2,165,500
50,000	Reckitt Benckiser Group plc	1,570,345	3,534,709
125,000	Sally Beauty Holdings Inc.†	1,001,483	3,887,500
10,000	Svenska Cellulosa AB, Cl. A	169,715	251,115
50,000	Svenska Cellulosa AB, Cl. B	709,301	1,254,828
1,095,000	Swedish Match AB	12,521,106	38,877,962
10,000	Syratech Corp.†	2,000	30
3,000	The Estee Lauder Companies Inc., Cl. A	112,739	197,310
345,000	The Procter & Gamble Co.	11,618,969	26,561,550
75,000	Unilever plc, ADR	2,404,004	3,033,750
31,000	Wolverine World Wide Inc.	288,333	1,692,910

		48,047,200	151,195,559

	Consumer Services — 1.9%
156,000	IAC/InterActiveCorp.	1,530,472	7,419,360
525,000	Liberty Interactive Corp., Cl. A†	3,793,284	12,080,250
36,558	Liberty Ventures, Cl. A†	808,278	3,107,796
60,000	Outerwall Inc.†	2,852,247	3,520,200
869,000	Rollins Inc.	3,009,896	22,507,100
242,500	The ADT Corp.	7,974,786	9,663,625
72,000	Tree.com Inc.	522,739	1,234,080

		20,491,702	59,532,411

	Diversified Industrial — 4.4%
10,000	Acuity Brands Inc.	118,020	755,200
10,000	Albany International Corp., Cl. A	238,798	329,800

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
5,000	Anixter International Inc.†	$45,044	$379,050
13,000	Blount International Inc.†	176,208	153,660
418,600	Crane Co.	6,741,479	25,082,512
98,000	Gardner Denver Inc.	804,925	7,367,640
85,000	Greif Inc., Cl. A	767,267	4,476,950
274,000	Greif Inc., Cl. B	14,925,026	15,360,440
440,000	Honeywell International Inc.	14,134,227	34,909,600
25,000	Ingersoll-Rand plc	447,046	1,388,000
335,000	ITT Corp.	2,894,175	9,852,350
15,000	Jardine Matheson Holdings Ltd.	726,417	907,500
115,000	Jardine Strategic Holdings Ltd.	2,597,936	4,174,500
160,000	Katy Industries Inc.†	235,350	113,680
17,000	Magnetek Inc.†	306,600	306,510
245,000	Myers Industries Inc.	1,533,959	3,677,450
12,000	Nortek Inc.†	462,854	773,160
80,000	Pentair Ltd.	2,528,542	4,615,200
22,000	Sulzer AG	2,035,390	3,519,348
160,000	Textron Inc.	1,241,296	4,168,000
20,000	Toray Industries Inc.	146,817	129,462
120,000	Trinity Industries Inc.	1,257,602	4,612,800
330,000	Tyco International Ltd.	7,274,122	10,873,500
6,500	Waters Corp.†	477,757	650,325

		62,116,857	138,576,637

	Electronics — 0.7%
110,000	Cypress Semiconductor Corp.	1,123,091	1,180,300
95,000	Intel Corp.	2,029,905	2,300,900
6,400	Kyocera Corp., ADR	189,423	651,200
89,000	LSI Corp.†	467,639	635,460
1,500	Mettler-Toledo International Inc.†	212,220	301,800
24,000	Molex Inc., Cl. A	655,086	596,640
6,000	Samsung Electronics Co. Ltd., GDR(c)	1,077,139	3,498,000
4,000	Sony Corp., ADR	47,476	84,760
50,000	TE Connectivity Ltd.	1,377,092	2,277,000
285,000	Texas Instruments Inc.	7,381,154	9,937,950

		14,560,225	21,464,010

	Energy and Utilities — 6.7%
11,000	Anadarko Petroleum Corp.	652,895	945,230
190,000	BP plc, ADR	5,050,271	7,930,600
271,500	Chevron Corp.	9,443,618	32,129,310
301,000	ConocoPhillips	6,481,164	18,210,500
249,000	CONSOL Energy Inc.	9,252,375	6,747,900
122,000	Devon Energy Corp.	1,673,036	6,329,360
11,000	Diamond Offshore Drilling Inc.	889,063	756,690
20,000	Edison International	340,000	963,200

Shares		Cost	Market Value
219,000	El Paso Electric Co.	$2,682,942	$7,732,890
87,000	EOG Resources Inc.	398,438	11,456,160
308,000	Exxon Mobil Corp.	7,391,051	27,827,800
50,000	FirstEnergy Corp.	752,761	1,867,000
130,000	GenOn Energy Inc., Escrow†	0	0
185,000	Halliburton Co.	5,995,624	7,718,200
147,000	Kinder Morgan Inc.	2,578,709	5,608,050
280,000	National Fuel Gas Co.	14,320,580	16,226,000
32,000	NextEra Energy Inc.	1,549,756	2,607,360
50,000	Northeast Utilities	828,440	2,101,000
12,000	Occidental Petroleum Corp.	941,505	1,070,760
60,000	Oceaneering International Inc.	1,534,601	4,332,000
30,000	Patterson-UTI Energy Inc.	535,891	580,650
71,000	Phillips 66	859,170	4,182,610
235,000	Rowan Companies plc, Cl. A†	8,788,962	8,006,450
48,000	Royal Dutch Shell plc, Cl. A, ADR	2,857,612	3,062,400
128,000	SJW Corp.	2,097,345	3,353,600
180,000	Southwest Gas Corp.	3,082,264	8,422,200
210,000	Spectra Energy Corp.	4,829,752	7,236,600
75,000	Talisman Energy Inc.	1,268,705	857,250
105,000	The AES Corp.	449,800	1,258,950
42,000	Transocean Ltd.	2,283,741	2,013,900
758,404	Weatherford International Ltd.†	12,287,250	10,390,135

		112,097,321	211,924,755

	Entertainment — 4.5%
205,000	Discovery Communications Inc., Cl. A†	2,065,156	15,828,050
198,000	Discovery Communications Inc., Cl. C†	1,432,032	13,792,680
28,000	DreamWorks Animation SKG Inc., Cl. A†	636,883	718,480
76,000	Electronic Arts Inc.†	1,290,966	1,745,720
760,000	Grupo Televisa SAB, ADR	8,833,962	18,878,400
2,500	Nintendo Co. Ltd.	394,759	294,918
218,000	Starz, Cl. A†	112,875	4,817,800
461,000	The Madison Square Garden Co., Cl. A†	1,087,066	27,314,250
295,001	Time Warner Inc.	7,041,819	17,056,958
481,234	Viacom Inc., Cl. A	14,589,206	32,935,655
25,000	Viacom Inc., Cl. B	1,051,735	1,701,250
452,000	Vivendi SA	7,634,586	8,560,383

		46,171,045	143,644,544

	Environmental Services — 1.3%
42,000	Progressive Waste Solutions Ltd.	814,403	903,420
632,000	Republic Services Inc.	8,103,726	21,450,080
20,000	Waste Connections Inc.	632,503	822,800

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
430,000	Waste Management Inc.	$8,596,583	$17,341,900

		18,147,215	40,518,200

	Equipment and Supplies — 7.5%
1,250,000	AMETEK Inc.	2,096,283	52,875,000
6,000	Amphenol Corp., Cl. A	23,162	467,640
96,000	CIRCOR International Inc.	951,585	4,882,560
129,000	Crown Holdings Inc.†	581,571	5,305,770
180,000	CTS Corp.	1,062,935	2,455,200
8,000	Danaher Corp.	70,641	506,400
789,000	Donaldson Co. Inc.	2,606,618	28,135,740
618,000	Flowserve Corp.	2,748,316	33,378,180
206,000	Gerber Scientific Inc., Escrow†	0	2,060
49,000	Graco Inc.	2,386,648	3,097,290
230,000	GrafTech International Ltd.†	2,011,244	1,674,400
730,000	IDEX Corp.	2,721,522	39,281,300
140,000	Interpump Group SpA	571,571	1,248,275
379,000	Lufkin Industries Inc.	1,713,428	33,530,130
20,000	Mueller Industries Inc.	908,611	1,008,600
202,000	Sealed Air Corp.	4,018,605	4,837,900
2,000	SL Industries Inc.	5,719	50,160
55,000	Tenaris SA, ADR	2,319,794	2,214,850
100,000	The Manitowoc Co. Inc.	240,518	1,791,000
17,000	The Toro Co.	592,882	771,970
94,000	The Weir Group plc	395,542	3,075,288
28,500	Valmont Industries Inc.	226,840	4,078,065
305,000	Watts Water Technologies Inc., Cl. A	3,537,145	13,828,700

		31,791,180	238,496,478

	Financial Services — 8.0%
16,000	Alleghany Corp.†	2,681,143	6,132,960
84,000	AllianceBernstein Holding LP	1,564,059	1,748,880
665,000	American Express Co.	18,709,041	49,715,400
7,000	Ameriprise Financial Inc.	221,427	566,160
29,700	Argo Group International Holdings Ltd.	951,631	1,258,983
52,000	Bank of America Corp.	453,096	668,720
209	Berkshire Hathaway Inc., Cl. A†	926,922	35,237,400
75,000	BKF Capital Group Inc.†	419,241	81,000
45,000	Calamos Asset Management Inc., Cl. A	512,984	472,500
65,000	Citigroup Inc.	2,304,170	3,118,050
100,000	First Niagara Financial Group Inc.	1,247,886	1,007,000
115,000	Fortress Investment Group LLC, Cl. A	625,308	754,400
134,000	GAM Holding AG	1,850,414	2,057,064
198,000	H&R Block Inc.	3,349,392	5,494,500

Shares		Cost	Market Value
45,000	Hartford Financial Services Group Inc.	$929,600	$1,391,400
19,000	HSBC Holdings plc, ADR	1,009,217	986,100
53,000	Interactive Brokers Group Inc., Cl. A	893,354	846,410
454,000	Janus Capital Group Inc.	3,970,927	3,863,540
262,000	JPMorgan Chase & Co.	10,394,934	13,830,980
75,200	Kinnevik Investment AB, Cl. A	1,384,265	1,934,358
103,000	Kinnevik Investment AB, Cl. B	1,927,183	2,640,238
80,000	KKR & Co. LP	791,990	1,572,800
325,000	KKR Financial Holdings LLC	3,280,488	3,428,750
290,000	Legg Mason Inc.	6,719,237	8,992,900
45,000	Leucadia National Corp.	403,118	1,179,900
84,000	Loews Corp.	3,685,840	3,729,600
47,000	M&T Bank Corp.	3,437,348	5,252,250
147,000	Marsh & McLennan Companies Inc.	4,307,892	5,868,240
101,000	Northern Trust Corp.	4,879,283	5,847,900
30,000	Popular Inc.†	593,108	909,900
10,000	Royal Bank of Canada	521,365	583,100
143,000	State Street Corp.	3,389,213	9,325,030
20,000	SunTrust Banks Inc.	424,879	631,400
50,000	T. Rowe Price Group Inc.	850,990	3,657,500
650,000	The Bank of New York Mellon Corp.	18,476,123	18,232,500
48,000	The Blackstone Group LP	827,223	1,010,880
15,800	The Goldman Sachs Group Inc.	1,925,612	2,389,750
150,000	The PNC Financial Services Group Inc.	8,542,389	10,938,000
7,300	Value Line Inc.	105,000	62,050
167,000	Waddell & Reed Financial Inc., Cl. A	3,453,289	7,264,500
670,000	Wells Fargo & Co.	20,268,524	27,650,900
40,000	WR Berkley Corp.	1,468,924	1,634,400

		144,678,029	253,968,293

	Food and Beverage — 12.8%
364,000	Beam Inc.	13,959,971	22,972,040
25,000	Boulder Brands Inc.†	228,912	301,250
505,000	Brown-Forman Corp., Cl. A	5,779,771	34,168,300
125,500	Brown-Forman Corp., Cl. B	1,939,979	8,477,525
60,000	Campbell Soup Co.	1,633,693	2,687,400
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,431,141
26,000	Coca-Cola Enterprises Inc.	508,677	914,160
16,500	Coca-Cola HBC AG, ADR	231,193	385,770
35,000	ConAgra Foods Inc.	1,115,915	1,222,550
85,000	Constellation Brands Inc., Cl. A†	1,632,876	4,430,200
6,000	Core-Mark Holding Co. Inc.	279,415	381,000
15,000	Crimson Wine Group Ltd.†	89,803	127,725

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
705,000	D.E Master Blenders 1753 NV†	$7,614,497	$11,287,194
288,000	Danone SA	13,655,813	21,615,182
750,000	Davide Campari - Milano SpA	4,029,962	5,432,731
85,000	Dean Foods Co.†	480,459	851,700
320,500	Diageo plc, ADR	12,201,994	36,841,475
70,000	Diamond Foods Inc.†	1,405,533	1,452,500
210,000	Dr Pepper Snapple Group Inc.	5,152,689	9,645,300
80,000	Farmer Brothers Co.†	983,002	1,124,800
402,750	Flowers Foods Inc.	707,161	8,880,638
44,000	Fomento Economico Mexicano SAB de CV, ADR	1,508,030	4,540,360
575,000	General Mills Inc.	10,347,963	27,904,750
45,000	Green Mountain Coffee Roasters Inc.†	1,101,536	3,377,700
2,600,000	Grupo Bimbo SAB de CV, Cl. A	1,138,537	7,885,811
10,000	Heineken Holding NV	407,450	561,073
115,000	Heineken NV	5,527,767	7,327,272
20,000	Heineken NV, ADR	481,149	637,000
343,000	Hillshire Brands Co.	9,945,424	11,346,440
135,000	Ingredion Inc.	1,620,453	8,858,700
200,000	ITO EN Ltd.	4,430,197	4,629,966
23,200	John Bean Technologies Corp.	371,543	487,432
45,000	Kellogg Co.	1,213,668	2,890,350
82,000	Kerry Group plc, Cl. A	971,184	4,493,531
500,000	Kikkoman Corp.	5,747,460	8,318,209
93,000	Kraft Foods Group Inc.	3,053,120	5,195,910
21,000	LVMH Moet Hennessy Louis Vuitton SA	741,982	3,403,145
15,000	MEIJI Holdings Co. Ltd.	678,410	720,659
409,771	Mondelez International Inc., Cl. A	8,666,314	11,690,767
245,000	Morinaga Milk Industry Co. Ltd.	909,693	716,374
113,000	Nestlé SA	3,210,658	7,411,307
200,000	NISSIN FOODS HOLDINGS CO. LTD	6,899,621	8,096,390
200,000	Parmalat SpA	569,900	624,789
260,000	PepsiCo Inc.	9,538,172	21,265,401
73,500	Pernod-Ricard SA	6,658,977	8,150,190
95,000	Post Holdings Inc.†	1,035,085	4,147,700
86,000	Remy Cointreau SA	5,048,212	9,125,452
10,000	SABMiller plc	358,218	479,482
93,000	Snyders-Lance Inc.	2,030,547	2,642,130
87,000	Suntory Beverage & Food Ltd.†	2,772,894	2,719,298
611,000	The Coca-Cola Co.	13,137,201	24,507,210

Shares		Cost	Market Value
18,000	The Hain Celestial Group Inc.†	$281,085	$1,169,460
20,000	The J.M. Smucker Co.	547,733	2,063,000
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,562,651
174,070	Tootsie Roll Industries Inc.	1,808,544	5,531,945
110,000	Tyson Foods Inc., Cl. A	1,489,608	2,824,800
21,712	WhiteWave Foods Co., Cl. A†	224,887	352,820
30,923	WhiteWave Foods Co., Cl. B†	316,897	470,030
335,000	Yakult Honsha Co. Ltd.	8,677,555	13,882,335

		199,778,590	406,642,420

	Health Care — 4.8%
99,000	Actavis Inc.†	4,233,008	12,495,780
40,000	Alere Inc.†	868,261	980,000
35,000	Allergan Inc.	1,602,025	2,948,400
46,584	AmerisourceBergen Corp.	1,984,651	2,600,785
68,500	Amgen Inc.	3,002,348	6,758,210
65,000	AngioDynamics Inc.†	779,348	733,200
10,000	ArthroCare Corp.†	235,827	345,300
72,000	Baxter International Inc.	3,697,432	4,987,440
46,000	Becton, Dickinson and Co.	3,554,735	4,546,180
33,500	Biogen Idec Inc.†	218,904	7,209,200
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,167,292	1,290,300
280,000	Boston Scientific Corp.†	2,001,414	2,595,600
185,000	Bristol-Myers Squibb Co.	4,862,570	8,267,650
35,000	Cantel Medical Corp.	1,013,627	1,185,450
17,500	Cepheid Inc.†	196,789	602,350
112,000	Chemed Corp.	4,262,953	8,112,160
35,000	Cigna Corp.	1,816,474	2,537,150
31,000	CONMED Corp.	619,303	968,440
48,000	Covidien plc	1,941,414	3,016,320
7,500	DaVita HealthCare Partners Inc.†	922,279	906,000
10,000	DENTSPLY International Inc.	190,509	409,600
30,000	Eli Lilly & Co.	1,057,507	1,473,600
75,000	Endo Health Solutions Inc.†	2,355,565	2,759,250
44,000	Exactech Inc.†	671,660	869,000
80,000	Express Scripts Holding Co.†	4,030,884	4,935,200
38,000	Henry Schein Inc.†	1,049,459	3,638,500
20,000	Humana Inc.	1,370,704	1,687,600
125,000	Johnson & Johnson	6,259,745	10,732,500
12,000	Laboratory Corp. of America Holdings†	997,619	1,201,200
150,000	Lexicon Pharmaceuticals Inc.†	368,250	325,500
50,000	Life Technologies Corp.†	1,723,836	3,700,500
15,000	MAKO Surgical Corp.†	196,729	180,750
25,000	McKesson Corp.	2,246,889	2,862,500
12,500	Mead Johnson Nutrition Co.	731,094	990,375
150,000	Merck & Co. Inc.	4,257,141	6,967,500

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
9,000	Nobel Biocare Holding AG	$229,420	$109,576
20,000	Orthofix International NV†	722,452	538,000
28,000	Owens & Minor Inc.	837,140	947,240
90,000	Pain Therapeutics Inc.	426,587	198,900
65,000	Patterson Companies Inc.	2,040,996	2,444,000
160,000	Pfizer Inc.	2,798,620	4,481,600
40,000	Quality Systems Inc.	728,195	748,400
44,000	Quidel Corp.†	603,237	1,123,320
400	Regeneron Pharmaceuticals Inc.†	43,670	89,952
50,000	Roche Holding AG, ADR	1,934,205	3,093,250
35,000	St. Jude Medical Inc.	1,447,615	1,597,050
32,000	Stryker Corp.	1,660,657	2,069,760
174,602	Tenet Healthcare Corp.†	4,481,346	8,049,152
80,000	UnitedHealth Group Inc.	3,227,747	5,238,400
31,000	William Demant Holding A/S†	1,448,729	2,563,812
100,000	Wright Medical Group Inc.†	1,567,862	2,621,000
14,000	Zimmer Holdings Inc.	723,823	1,049,160
3,000	Zoetis Inc.	78,000	92,670

		91,488,546	152,874,732

	Home Furnishings — 0.1%
14,000	Bed Bath & Beyond Inc.†	861,069	992,600
83,700	Blyth Inc.	1,608,195	1,168,452

		2,469,264	2,161,052

	Hotels and Gaming — 1.6%
16,000	Accor SA	533,068	563,039
27,000	Churchill Downs Inc.	1,113,208	2,128,950
700,000	Genting Singapore plc	966,658	728,994
10,000	Home Inns & Hotels Management Inc., ADR†	159,080	267,100
50,000	Hyatt Hotels Corp., Cl. A†	1,989,362	2,018,000
94,000	International Game Technology	1,396,538	1,570,740
56,000	Interval Leisure Group Inc.	478,826	1,115,520
2,400,000	Ladbrokes plc	12,392,137	7,296,953
89,000	Las Vegas Sands Corp.	430,771	4,710,770
4,200,000	Mandarin Oriental International Ltd.	8,011,029	6,783,000
450,000	MGM Resorts International†	4,484,351	6,651,000
55,000	Orient-Express Hotels Ltd., Cl. A†	970,272	668,800
100,000	Pinnacle Entertainment Inc.†	629,066	1,967,000
16,975	Ryman Hospitality Properties Inc.	183,936	662,195
98,000	Starwood Hotels & Resorts Worldwide Inc.	1,921,712	6,192,620
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,636,925	3,249,077
125,000	Universal Entertainment Corp.	1,876,404	2,206,846

Shares			Cost	Market Value
10,000		Wyndham Worldwide Corp.	$249,886	$572,300
22,000		Wynn Resorts Ltd.	1,034,987	2,816,000

			41,458,216	52,168,904

		Machinery — 3.4%
129,500		Caterpillar Inc.	855,262	10,682,455
400,000		CNH Global NV	12,317,794	16,664,000
692,000		Deere & Co.	5,346,998	56,225,000
26,000		Kennametal Inc.	1,055,138	1,009,580
26,000		Mueller Water Products Inc., Cl. A	192,104	179,660
745,000		Xylem Inc.	9,989,559	20,070,300
49,000		Zebra Technologies Corp., Cl. A†	1,695,723	2,128,560

			31,452,578	106,959,555

		Manufactured Housing and Recreational Vehicles — 0.1%
32,000		Cavco Industries Inc.†	605,460	1,614,400
30,000		Nobility Homes Inc.†	500,111	211,500
52,695		Skyline Corp.†	781,414	207,091

			1,886,985	2,032,991

		Metals and Mining — 1.9%
65,000		Agnico Eagle Mines Ltd.	2,642,278	1,790,100
250,000		Alcoa Inc.	2,552,438	1,955,000
342,000		Barrick Gold Corp.	6,202,609	5,383,080
70,000		Cliffs Natural Resources Inc.	1,276,375	1,137,500
215,000		Eaton Corp. plc	11,159,704	14,149,150
70,000		Franco-Nevada Corp.	2,421,360	2,503,900
220,000		Freeport-McMoRan Copper & Gold Inc.	4,422,191	6,074,200
7,000		Global Brass & Copper Holdings Inc.†	86,918	92,680
50,000		Kinross Gold Corp.	359,224	255,000
14,000	(b)	Labrador Iron Ore Royalty Corp.	471,866	393,230
52,000		New Hope Corp. Ltd.	70,252	169,778
643,000		Newmont Mining Corp.	16,660,197	19,257,850
80,000		Peabody Energy Corp.	2,166,686	1,171,200
99,000		Royal Gold Inc.	4,487,665	4,165,920
106,000		Silver Wheaton Corp.	2,154,440	2,085,020
125,000		Turquoise Hill Resources Ltd.†	939,830	741,250

			58,074,033	61,324,858

		Publishing — 3.1%
30,000		Belo Corp., Cl. A	121,219	418,500
220,000		Il Sole 24 Ore SpA†	427,849	140,317
167,000		McGraw Hill Financial Inc	1,448,481	8,882,730
430,000		Media General Inc., Cl. A†	3,531,841	4,742,900
70,000		Meredith Corp.	1,508,272	3,339,000
2,240,000		News Corp., Cl. A	16,118,962	73,024,000
125,000		News Corp., Cl. B	2,319,780	4,102,500

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
15,000	News Corp., Cl. B, New York	$234,940	$230,700
16,000	Nielsen Holdings NV	427,708	537,440
92,000	The E.W. Scripps Co., Cl. A†	739,898	1,433,360
25,000	The New York Times Co., Cl. A†	228,978	276,500

		27,107,928	97,127,947

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	396,220
631	Brookfield Property Partners LP	13,655	12,809
104,000	Griffin Land & Nurseries Inc.	1,510,666	2,966,080
250,000	The St. Joe Co.†	1,870,114	5,262,500

		3,688,931	8,637,609

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	290,636	243,299
155,000	Weyerhaeuser Co.	3,268,400	4,415,950

		3,559,036	4,659,249

	Retail — 2.6%
110,000	Aaron’s Inc.†	583,437	3,081,100
135,000	AutoNation Inc.†	1,122,947	5,857,650
111,000	Costco Wholesale Corp.	5,655,834	12,273,270
60,000	CST Brands Inc.†	1,851,191	1,848,600
380,000	CVS Caremark Corp.	12,801,137	21,728,400
90,000	HSN Inc.	1,931,542	4,834,800
50,000	Krispy Kreme Doughnuts Inc.†	360,134	872,500
2,500,000	Lianhua Supermarket Holdings Ltd., Cl. H	4,470,087	1,363,452
200,000	Macy’s Inc.	3,263,628	9,600,000
71,000	Safeway Inc.	1,606,943	1,679,860
58,000	The Cheesecake Factory Inc.	1,715,610	2,429,620
39,000	The Home Depot Inc.	1,211,856	3,021,330
70,000	The Kroger Co.	423,375	2,417,800
30,000	Walgreen Co.	982,036	1,326,000
43,000	Wal-Mart Stores Inc.	2,176,101	3,203,070
113,000	Whole Foods Market Inc.	1,317,544	5,817,240

		41,473,402	81,354,692

	Specialty Chemicals — 1.2%
27,000	Airgas Inc.	1,747,988	2,577,420
10,000	Ashland Inc.	167,400	835,000
82,218	Chemtura Corp.†	1,204,782	1,669,025
600,000	Ferro Corp.†	5,178,181	4,170,000
110,000	General Chemical Group Inc.†	365,584	26,675
68,000	H.B. Fuller Co.	503,681	2,571,080
110,000	International Flavors & Fragrances Inc.	4,927,855	8,267,600
36,000	Material Sciences Corp.†	234,799	362,160

Shares		Cost	Market Value
1,800	NewMarket Corp.	$191,887	$472,608
400,000	OMNOVA Solutions Inc.†	1,095,242	3,204,000
10,000	Praxair Inc.	1,029,472	1,151,600
253,000	Sensient Technologies Corp.	4,817,066	10,238,910
2,500	SGL Carbon SE	95,597	79,514
65,000	Zep Inc.	735,432	1,028,950

		22,294,966	36,654,542

	Telecommunications — 2.3%
45,000	AT&T Inc.	1,084,032	1,593,000
40,000	CenturyLink Inc.	699,241	1,414,004
1,400,000	Cincinnati Bell Inc.†	5,341,647	4,284,000
347,000	Deutsche Telekom AG, ADR	5,752,093	4,046,020
12,000	France Telecom SA, ADR	145,985	113,400
30,000	Hellenic Telecommunications Organization SA†	435,110	234,296
25,000	Hellenic Telecommunications Organization SA, ADR†	111,368	95,625
57,000	Intelsat SA†	1,035,528	1,140,000
15,000	Level 3 Communications Inc.†	321,762	316,200
70,500	Loral Space & Communications Inc.	2,709,114	4,228,590
110,000	NII Holdings Inc.†	2,006,722	733,700
180,015	Oi SA, ADR	1,312,657	324,027
215,000	Portugal Telecom SGPS SA	2,121,375	836,761
600,000	Sprint Nextel Corp.†	2,001,515	4,212,000
3,100,000	Telecom Italia SpA	1,732,489	2,154,739
175,000	Telecom Italia SpA, ADR	1,222,253	1,216,250
46,500	Telefonica Brasil SA, ADR	911,624	1,061,130
285,001	Telefonica SA, ADR†	3,393,694	3,650,863
1,119,610	Telephone & Data Systems Inc.	22,124,392	27,598,387
96,000	tw telecom inc.†	1,747,194	2,701,440
200,000	Verizon Communications Inc.	5,623,085	10,068,000
50,000	VimpelCom Ltd., ADR	701,510	503,000

		62,534,390	72,525,432

	Transportation — 0.5%
330,000	GATX Corp.	8,374,749	15,651,900
4,000	Kansas City Southern	7,317	423,840
46,000	Providence and Worcester Railroad Co.	710,155	706,100

		9,092,221	16,781,840

	Wireless Communications — 0.7%
125,000	America Movil SAB de CV, Cl. L, ADR	381,970	2,718,750
48,000	Millicom International Cellular SA, SDR	4,483,100	3,457,867
2,500	NTT DoCoMo Inc.	3,573,391	3,884,352
21,857	Tim Participacoes SA, ADR	157,720	406,540
190,000	United States Cellular Corp.	9,055,037	6,971,100

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
115,000	Vodafone Group plc, ADR	$2,974,243	$3,305,100

		20,625,461	20,743,709

	TOTAL COMMON STOCKS	1,357,774,141	3,127,903,778

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450% Pfd.	674,937	755,078

	RIGHTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
75,073	Federal-Mogul Corp., expire 07/09/13†	0	12,762

	Health Care — 0.0%
20,000	American Medical Alert Corp.†	0	200

	TOTAL RIGHTS	0	12,962

	WARRANTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	147

	Energy and Utilities — 0.1%
300,000	Kinder Morgan Inc., expire 05/25/17†	343,263	1,536,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/16/14†(d)	298,980	162,000

	TOTAL WARRANTS	1,053,963	1,698,147

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$35,176,000	U.S. Treasury Bills,
	0.045% to 0.120%††,
	08/08/13 to 12/12/13	35,169,030	35,171,234

	TOTAL INVESTMENTS —100.0%	$1,394,672,071	3,165,541,199

	Other Assets and Liabilities (Net) — (0.0)%		(929,627)

	NET ASSETS — 100.0%		$3,164,611,572

(a)

At June 30, 2013, the Fund held an investment in a restricted and illiquid security amounting to $393,662 and 0.01% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
258,825,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	$395,630	$0.0015

(b)	Denoted in units.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2013, the market value of the Regulation S security amounted to $3,498,000 or 0.11% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
6,000	Samsung Electronics Co. Ltd., GDR	07/15/04	$1,077,139	$583.0000
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of the Rule 144A security amounted to $162,000 or 0.01% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $1,394,672,071)	$3,165,541,199
Cash	545
Receivable for Fund shares sold	6,858,966
Receivable for investments sold	272,432
Dividends receivable	4,144,610
Prepaid expenses	80,374

Total Assets	3,176,898,126

Liabilities:
Payable for Fund shares redeemed	2,173,186
Payable for investments purchased	6,266,342
Payable for investment advisory fees	2,601,398
Payable for distribution fees	653,430
Payable for accounting fees	7,500
Other accrued expenses	584,698

Total Liabilities	12,286,554

Net Assets
(applicable to 53,769,678 shares outstanding)	$3,164,611,572

Net Assets Consist of:
Paid-in capital	$1,346,304,496
Accumulated net investment income	7,469,484
Accumulated net realized gain on investments and foreign currency transactions	39,977,416
Net unrealized appreciation on investments	1,770,869,128
Net unrealized depreciation on foreign currency translations	(8,952)

Net Assets	$3,164,611,572

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,786,649,550 ÷ 47,292,575 shares outstanding)	$58.92

Class A:
Net Asset Value and redemption price per share ($84,269,439 ÷ 1,439,946 shares outstanding)	$58.52

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$62.09

Class C:
Net Asset Value and offering price per share ($77,130,579 ÷ 1,362,678 shares outstanding)	$56.60	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($216,562,004 ÷ 3,674,479 shares outstanding)	$58.94

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $757,047)	$28,997,687
Interest	13,283

Total Investment Income	29,010,970

Expenses:
Investment advisory fees	15,188,509
Distribution fees - Class AAA	3,383,127
Distribution fees - Class A	93,109
Distribution fees - Class C	328,770
Shareholder services fees	964,632
Custodian fees	193,235
Shareholder communications expenses	191,891
Trustees’ fees	94,149
Legal and audit fees	57,586
Registration expenses	55,027
Accounting fees	22,500
Interest expense	4,414
Miscellaneous expenses	87,869

Total Expenses	20,664,818

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(13,006)

Net Expenses	20,651,812

Net Investment Income	8,359,158

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	57,551,650
Net realized loss on foreign currency transactions	(25,695)

Net realized gain on investments and foreign currency transactions	57,525,955

Net change in unrealized appreciation/depreciation:
on investments	312,189,688
on foreign currency translations	(5,597)

Net change in unrealized appreciation on investments and foreign currency translations	312,184,091

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	369,710,046

Net Increase in Net Assets Resulting from Operations	$378,069,204

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$8,359,158	$27,747,868
Net realized gain on investments and foreign currency transactions	57,525,955	156,083,853
Net change in unrealized appreciation on investments and foreign currency translations	312,184,091	232,479,570

Net Increase in Net Assets Resulting from Operations	378,069,204	416,311,291

Distributions to Shareholders:
Net investment income
Class AAA	—	(23,418,245)
Class A	—	(705,300)
Class C	—	(180,970)
Class I	—	(1,964,146)

	—	(26,268,661)

Net realized gain
Class AAA	—	(127,652,942)
Class A	—	(3,825,581)
Class C	—	(2,890,990)
Class I	—	(8,399,405)

	—	(142,768,918)

Total Distributions to Shareholders	—	(169,037,579)

Shares of Beneficial Interest Transactions:
Class AAA	(39,150,053)	(268,301,992)
Class A	182,601	1,904,822
Class B*	—	(6,201)
Class C	15,087,043	9,721,823
Class I	34,424,225	55,796,134

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	10,543,816	(200,885,414)

Redemption Fees	5,488	8,340

Net Increase in Net Assets	388,618,508	46,396,638
Net Assets:
Beginning of period	2,775,993,064	2,729,596,426

End of period (including undistributed net investment income of $ 7,469,484 and $0, respectively)	$3,164,611,572	$2,775,993,064

*	Class B Shares were fully redeemed and closed on September 5, 2012.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2013(c)	$51.87	$0.16	$6.89	$7.05	—	—	—	$0.00	$58.92	13.6%	$2,786,650	0.55	%(d)	1.36	%(d)	3%
2012	47.60	0.50	7.10	7.60	$(0.52)	$(2.81)	$(3.33)	0.00	51.87	16.0	2,487,368	0.97		1.38		4
2011	48.93	0.19	(0.41)	(0.22)	(0.18)	(0.93)	(1.11)	0.00	47.60	(0.4)	2,527,218	0.39		1.37		8
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35		1.38		7
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	40.21	30.5	2,107,979	0.74		1.40		7
2008	49.81	0.22	(18.76)	(18.54)	(0.23)	(0.03)	(0.26)	0.00	31.01	(37.2)	1,721,697	0.52		1.38		14
Class A
2013(c)	$51.52	$0.15	$6.85	$7.00	—	—	—	$0.00	$58.52	13.6%	$84,269	0.54	%(d)	1.36	%(d)	3%
2012	47.30	0.50	7.05	7.55	$(0.52)	$(2.81)	$(3.33)	0.00	51.52	16.0	74,713	0.98		1.38		4
2011	48.65	0.21	(0.42)	(0.21)	(0.21)	(0.93)	(1.14)	0.00	47.30	(0.4)	66,330	0.43		1.37		8
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	0.00	48.65	23.0	23,280	0.34		1.38		7
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	0.00	40.01	30.5	13,216	0.75		1.40		7
2008	49.59	0.23	(18.69)	(18.46)	(0.25)	(0.03)	(0.28)	0.00	30.85	(37.2)	11,522	0.55		1.38		14
Class C
2013(c)	$50.01	$(0.05)	$6.64	$6.59	—	—	—	$0.00	$56.60	13.2%	$77,131	(0.17	)%(d)	2.11	%(d)	3%
2012	46.05	0.13	6.82	6.95	$(0.18)	$(2.81)	$(2.99)	0.00	50.01	15.1	54,546	0.27		2.13		4
2011	47.53	(0.15)	(0.40)	(0.55)	—	(0.93)	(0.93)	0.00	46.05	(1.1)	41,146	(0.32)		2.12		8
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	0.00	47.53	22.1	17,240	(0.40)		2.13		7
2009	30.31	(0.01)	9.00	8.99	(0.05)	—	(0.05)	0.00	39.25	29.6	8,916	(0.03)		2.15		7
2008	48.68	(0.09)	(18.25)	(18.34)	—	(0.03)	(0.03)	0.00	30.31	(37.7)	6,419	(0.21)		2.13		14
Class I
2013(c)	$51.82	$0.23	$6.89	$7.12	—	—	—	$0.00	$58.94	13.7%	$216,562	0.83	%(d)	1.11	%(d)	3%
2012	47.56	0.67	7.06	7.73	$(0.66)	$(2.81)	$(3.47)	0.00	51.82	16.3	159,366	1.30		1.13		4
2011	48.90	0.34	(0.44)	(0.10)	(0.31)	(0.93)	(1.24)	0.00	47.56	(0.2)	94,896	0.69		1.12		8
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	0.00	48.90	23.4	38,532	0.62		1.13		7
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	0.00	40.18	30.9	6,080	0.99		1.15		7
2008(e)	47.26	0.33	(16.25)	(15.92)	(0.34)	(0.03)	(0.37)	0.00	30.97	(33.6)	3,753	0.84	(d)	1.13	(d)	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$61,239,433	—	$393,662	$61,633,095
Consumer Products	151,195,529	$30	—	151,195,559
Energy and Utilities	211,924,755	—	0	211,924,755
Equipment and Supplies	238,494,418	—	2,060	238,496,478
Food and Beverage	403,923,122	2,719,298	—	406,642,420
Other Industries (a)	2,058,011,471	—	—	2,058,011,471

Total Common Stocks	3,124,788,728	2,719,328	395,722	3,127,903,778

Preferred Stocks (a)	755,078	—	—	755,078
Rights (a)	12,762	—	200	12,962
Warrants (a)	1,698,147	—	—	1,698,147
U.S. Government Obligations	—	35,171,234	—	35,171,234

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,127,254,715	$37,890,562	$395,922	$3,165,541,199

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2013, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, reclassifications of distributions on investments in real estate investment trusts, and the utilization of the tax accounting practice known as equalization. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short-term capital gains)	$30,465,943
Net long-term capital gains	152,070,167

Total distributions paid	$182,536,110

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,412,373,822	$1,809,852,494	$(56,685,117)	$1,753,167,377

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2013, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $13,006.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short-term securities and U.S. Government obligations, aggregated $77,585,758 and $99,580,374, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $79,029 to G.research, Inc. (formerly Gabelli & Company, Inc.) an affiliate of the Adviser. Additionally the Distributor retained a total of $46,196 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2013, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2013 was $455,530 with a weighted average interest rate of 1.19%. The maximum amount borrowed at any time during the six months ended June 30, 2013 was $19,809,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012 amounted to $5,488 and $8,340, respectively.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,505,663	$141,773,391	4,807,279	$246,367,187
Shares issued upon reinvestment of distributions	—	—	2,784,478	143,539,981
Shares redeemed	(3,164,030)	(180,923,444)	(12,733,311)	(658,209,160)

Net decrease	(658,367)	$(39,150,053)	(5,141,554)	$(268,301,992)

Class A
Shares sold	340,899	$19,489,461	664,165	$33,557,026
Shares issued upon reinvestment of distributions	—	—	79,301	4,060,214
Shares redeemed	(351,146)	(19,306,860)	(695,743)	(35,712,418)

Net increase/(decrease)	(10,247)	$182,601	47,723	$1,904,822

Class B*
Shares redeemed	—	$—	(127)	$(6,201)

Net decrease	—	$—	(127)	$(6,201)

Class C
Shares sold	374,123	$20,663,499	339,602	$16,789,412
Shares issued upon reinvestment of distributions	—	—	46,274	2,300,264
Shares redeemed	(102,029)	(5,576,456)	(188,899)	(9,367,853)

Net increase	272,094	$15,087,043	196,977	$9,721,823

Class I
Shares sold	1,003,957	$57,899,291	2,057,126	$106,292,895
Shares issued upon reinvestment of distributions	—	—	180,004	9,270,235
Shares redeemed	(404,833)	(23,475,066)	(1,157,150)	(59,766,996)

Net increase	599,124	$34,424,225	1,079,980	$55,796,134

*	Class B Shares were fully redeemed and closed on September 5, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 26, 2013, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of multi-cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the second quartile of the funds in its category for the one year period and in the first quartile for the three and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap core funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined G.research, Inc. in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher

& Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall, 4 stars for the three and five year periods and 5 stars for the ten year period ended June 30, 2013 among 1,381, 1,381, 1,254, and 774 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/6/13

By (Signature and Title)*     /s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/6/13

*	Print the name and title of each signing officer under his or her signature.